Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	VAN ECK VIP TRUST
Central Index Key	0000811976
Amendment Flag	false
Document Creation Date	Apr. 23, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015